Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net loss	$ (1,090,227)	$ (1,746,722)	$ (9,163,329)	$ (8,276,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	25,860	25,000	1,160,478	1,569,649
Default penalty	91,576		85,100
Depreciation and amortization	5,100	6,118	15,452	17,420
Impairment expense	198,698		151,218	578,062
Amortization of debt discount	603,982	666,274	2,283,672	1,213,067
Change in fair value of derivative liability	(824,867)	226,954	1,493,615	(1,016,430)
Loss from acquisition			448,266
Unrealized loss on investments				20,080
Financing costs	28,750	12,500	286,538	3,520,825
Bad debt expense			116,207	45,445
Changes in operating assets and liabilities, net of effects of acquisition of businesses:
Accounts receivable	(11,506)	(34,378)	(125,605)	(65,488)
Inventory	(144,776)	(287,468)	17,659	(1,778,727)
Prepaid expenses	(500,000)	18,575	(237,535)	23,175
Accounts payable	49,545	(200,000)	87,452	173,942
Customer deposit	41,137		(28,030)	64,735
Accrued expenses	2,500	2,356	104,264	7,126
Accrued expenses, Rayne Forecast Inc.			(8,117)	150,000
Accrued interest	231,629	71,328	402,902	155,285
Accrued interest, related party	21,444	21,444	85,774	88,260
Payroll and taxes payable, primarily related party	76,270	29,388	326,418	354,383
Net cash used in operating activities	(1,194,885)	(1,188,631)	(2,497,601)	(3,155,584)
Investing activities
Acquisition of website domain and digital intangibles			(100,000)
Purchase of property and equipment		(10,765)		(73,337)
Net cash used in investing activities		(10,765)	(100,000)	(73,337)
Financing activities
Proceeds from sale of common stock	203,000		385,000	1,218,500
Proceeds from convertible notes payable	266,250		541,000	1,695,000
Proceeds from notes payable	805,000	1,422,000	1,839,888	196,500
Repayment of convertible note payable		(200,000)	(200,000)
Repayment of note payable	(20,750)
Net cash provided by financing activities	1,253,500	1,222,000	2,565,888	3,110,000
Net decrease in cash	58,615	22,604	(31,713)	(118,921)
Cash, beginning of period	4,650	36,363	36,363	155,284
Cash, end of period	63,265	58,967	4,650	36,363
Cash paid for income taxes
Cash paid for interest	14,975	111,763	350,697
Supplemental Schedule of Non-Cash Investing and Financing Activities
Convertible notes and interest converted to common stock	758,685	88,083	476,119	362,437
Derivative liability settled through stock issuance	1,420,444	172,274	656,462
Debt discount from derivative liability			1,542,670	2,021,930
Notes payable that became convertible			1,450,000
Mortgage note funded directly through convertible note payable				380,000
Recognition of right-of-use asset and lease liability			74,000
Debt discount at origination	30,000	221,333
Amortization of right-of-use asset and lease liability	$ 10,000	$ 10,000	$ 35,000